SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of diluted net income (loss) per share of common stock (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Redeemable
Numerator:
Allocation of net income,		$ 186,854		$ 59,067
Allocation of net income, as adjusted				$ 59,067
Denominator:
Basic weighted average common stock outstanding (in shares)		84,173		85,463
Dilutive weighted average common stock outstanding (in shares)				83,463
Diluted net income (loss) per common stock (in dollars per share)				$ 0.69
Non-redeemable
Numerator:
Allocation of net income,	$ (419,690)	$ 186,146	$ 10,328,343	$ 57,955
Change in fair value of financial instruments			(13,973,592)
Interest on dilutive instruments			4,040,450
Allocation of net income, as adjusted			$ 395,201	$ 57,955
Denominator:
Basic weighted average common stock outstanding (in shares)	377,287	83,854	316,846	83,854
If converted shares			3,096,497
Dilutive weighted average common stock outstanding (in shares)	377,287	83,854	3,413,343	83,854
Diluted net income (loss) per common stock (in dollars per share)	$ (1.11)	$ 2.22	$ 0.12	$ 0.69